NET OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
NET OPERATING REVENUE
Schedule of net operating revenue

	2018	2017	2016
Gross operating revenue	65,794,397	66,243,174	65,006,728
Services (1)	61,292,362	62,696,433	61,513,099
Sale of goods (2)	4,502,035	3,546,741	3,493,629

Deductions from gross operating revenue	(22,331,657)	(23,036,342)	(22,498,269)
Taxes	(14,559,915)	(16,058,584)	(15,388,784)
Services	(13,820,784)	(15,468,315)	(14,780,018)
Sale of goods	(739,131)	(590,269)	(608,766)

Discounts granted and return of goods	(7,771,742)	(6,977,758)	(7,109,485)
Services	(6,288,941)	(5,340,476)	(5,612,695)
Sale of goods	(1,482,801)	(1,637,282)	(1,496,790)

Net operating revenue	43,462,740	43,206,832	42,508,459
Services	41,182,637	41,887,642	41,120,386
Sale of Goods	2,280,103	1,319,190	1,388,073

(1)   These include telephone services, use of interconnection network, data and SVA services, cable TV and other services.

(2)    These include sale of goods (handsets, SIM cards and accessories) and equipment of “Soluciona TI”.